Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Summary of Movements in Right of Use Assets
The following table presents the movements in the ROUs (in USD thousands):

	2023	2022
As of January 1	$14,268	$11,292
Additions	3,814	5,388
Depreciation charge	(3,646)	(2,500)
Currency translation effects	1,199	88
As of December 31	$15,635	$14,268

Summary of Movements in Lease Liabilities
The following table presents the movements in the lease liabilities (in USD thousands):

	2023	2022
As of January 1	$16,743	$13,059
Additions	2,249	5,441
Cash outflows (principle and interest)	(3,361)	(2,316)
Non-cash interest	545	422
Currency translation effects	2,425	137
As of December 31	$18,601	$16,743